UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:       811-8002
                                    ----------------------

                            KOREA EQUITY FUND, INC.
   -----------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                          Two World Financial Center
                            Building B, 22nd Floor
                         New York, New York 10281-1712
   -----------------------------------------------------------------------
                   (Address of principal executive offices)

                               Hiroshi Terasaki
                            Korea Equity Fund, Inc.
                          Two World Financial Center
                            Building B, 22nd Floor
                         New York, New York 10281-1712
   -----------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 833-0018
                                                    --------------

Date of fiscal year end:      October 31, 2006
                         -----------------------

Date of reporting period:     May 1, 2006 - July 31, 2006
                          -------------------------------

Item 1.  Schedule of Investments



               KOREA EQUITY FUND, INC.
               SCHEDULE OF INVESTMENTS
        IN SECURITIES OF UNAFFILIATED ISSUERS
                    July 31, 2006


                                                                                                                             % of
                                                                                                      Market    Unrealized     Net
                                                                             Shares         Cost       Value  Gain or Loss  Assets
                                                                             ------  -----------  ----------  ------------  ------
KOREAN COMMON STOCKS
Automotive Equipment and Parts
Hyundai Mobis ........................................................       31,750  $   909,058  $ 2,639,462  $ 1,730,404    3.0
 Automotive service components
Hyundai Motor Co., Ltd ...............................................       50,700    1,487,846    3,880,400    2,392,554    4.3
                                                                                     -----------  -----------  -----------   ----
 Passenger cars, trucks, autoparts, and commercial vehicles
Total Automotive Equipment and Parts ..............................................    2,396,904    6,519,862    4,122,958    7.3
                                                                                     ===========  ===========  ===========   ====

Banking and Financial Services
Daewoo Securities Co., Ltd ...........................................      118,000    1,217,275    1,711,130      493,855    1.9
 Financial institution
Hana Financial Group Inc .............................................       53,934    1,141,815    2,411,247    1,269,432    2.7
 Commercial bank
Kookmin Bank .........................................................       42,408    1,719,234    3,703,096    1,983,862    4.2
 Commercial bank
Korea Exchange Bank + ................................................       84,000      736,024    1,090,566      354,542    1.2
 Commercial bank
Shinhan Financial Group Co., Ltd .....................................       48,500      914,394    2,386,661    1,472,267    2.7
 Consumer and commercial-related financial services
Woori Finance Holdings Co., Ltd ......................................       50,000      431,248    1,020,836      589,588    1.1
                                                                                     -----------  -----------  -----------   ----
 Diversified finance services
Total Banking and Financial Services ..............................................    6,159,990   12,323,536    6,163,546   13.8
                                                                                     ===========  ===========  ===========   ====

Consumer Electronics
LG Electronics Inc ...................................................       50,900    3,128,671    2,984,400     (144,271)   3.3
 Digital display equipment
LG Philips LCD Co., Ltd.+ ............................................       55,300    2,392,907    1,948,325     (444,582)   2.2
 Digital display equipment
Samsung Electronics Co., Ltd .........................................       18,958    4,306,844   12,068,332    7,761,488   13.5
                                                                                     -----------  -----------  -----------   ----
 Consumer electronics, computers, and telecommunications
Total Consumer Electronics ........................................................    9,828,422   17,001,057    7,172,635   19.0
                                                                                     ===========  ===========  ===========   ====

Electrical Machinery
Samsung Corporation ..................................................       32,000      455,609      896,241      440,632    1.0
                                                                                     -----------  -----------  -----------   ----
 Import/Export

Food and Beverages
Hite Brewery Co., Ltd ................................................       18,000    2,504,415    2,139,043     (365,372)   2.4
 Alcoholic and non-alcoholic beverages
Lotte Chilsung Beverage Co., Ltd .....................................        2,500    2,713,688    3,227,411      513,723    3.6
 Alcoholic and non-alcoholic beverages
Orion Corp ...........................................................        4,500      258,729    1,130,772      872,043    1.3
                                                                                     -----------  -----------  -----------   ----
 Snacks distributor
Total Food and Beverages ..........................................................    5,476,832    6,497,226    1,020,394    7.3
                                                                                     ===========  ===========  ===========   ====

Iron and Steel
POSCO ................................................................       18,750    2,091,624    4,574,128    2,482,504    5.1
                                                                                     -----------  -----------  -----------   ----
 Hot and cold rolled steel products

Miscellaneous Manufacturing
Hanjin Heavy Industries & Construction Co., Ltd ......................       98,130    1,368,086    2,774,066    1,405,980    3.1
 Constructs roadways, bridges, ports, industrial plants, and buildings
Hynix Semiconductor Inc.+ ............................................       76,000    1,794,127    2,586,117      791,990    2.9
 Semiconductors
KT&G Corp. ...........................................................       21,500      540,456    1,296,618      756,162    1.5
                                                                                     -----------  -----------  -----------   ----
 Cigarettes and other tobacco products
Total Miscellaneous Manufacturing .................................................    3,702,669    6,656,801    2,954,132    7.5
                                                                                     ===========  ===========  ===========   ====

Oil and Gas
SK Corporation .......................................................       21,820    1,245,876    1,528,382      282,506    1.7
 Refines, markets, and distributes oil
S-Oil Corporation ....................................................       23,000    1,116,343    1,620,668      504,325    1.8
                                                                                     -----------  -----------  -----------   ----
 Petroleum and related products
Total Oil and Gas .................................................................    2,362,219    3,149,050      786,831    3.5
                                                                                     ===========  ===========  ===========   ====





                                                                                                                             % of
                                                                                                      Market    Unrealized     Net
                                                                             Shares         Cost       Value  Gain or Loss  Assets
                                                                             ------  -----------  ----------  ------------  ------

Retail
Shinsegae Co., Ltd ...................................................        6,660  $ 1,426,327  $ 3,291,299  $ 1,864,972    3.7
                                                                                     -----------  -----------  -----------  -----
 Department store chain

Services
Daelim Industrial Co., Ltd ...........................................       14,500      540,826      964,035      423,209    1.1
 Civil engineering, architectural and plant construction
GS Engineering & Construction Corp ...................................       60,000    1,757,501    4,020,521    2,263,020    4.5
 Contracts civil engineering and achitectural works
Hyundai Engineering & Construction Co., Ltd.+ ........................       64,000    1,781,550    3,176,212    1,394,662    3.6
 General construction company
Hyundai Mipo Dockyard ................................................       31,600    2,699,125    2,971,082      271,957    3.3
 Shipbuilding
LG Corp ..............................................................       48,000    1,324,353    1,377,029       52,676    1.5
 Holding company
Samsung Fire & Marine Insurance Co., Ltd .............................       13,500      857,966    1,823,369      965,403    2.0
 Non-life insurance
Woongjin ThinkBig Co. Ltd ............................................      124,000    1,144,825    2,272,013    1,127,188    2.6
                                                                                     -----------  -----------  -----------  -----
 Publishing
Total Services ....................................................................   10,106,146   16,604,261    6,498,115   18.6
                                                                                     ===========  ===========  ===========  =====

Telecommunications
Dacom Corp ...........................................................      163,000    2,598,951    3,123,127      524,176    3.5
 Internet services
SK Telecom Co., Ltd ..................................................        7,860    1,425,754    1,633,557      207,803    1.8
                                                                                     -----------  -----------  -----------  -----
 Mobile telecommunications and paging services
Total Telecommunications ..........................................................    4,024,705    4,756,684      731,979    5.3
                                                                                     ===========  ===========  ===========  =====

Utilities
Korea Electric Power Corp ............................................       33,000      775,556    1,236,939      461,383    1.4
                                                                                     -----------  -----------  -----------  -----
 Power supplier

TOTAL KOREAN COMMON STOCKS ........................................................   48,807,003   83,507,084   34,700,081   93.5
                                                                                     -----------  -----------  -----------  -----

KOREAN PREFERRED STOCKS
Automotive Equipment and Parts
Hyundai Motor Co., Ltd. PFD ..........................................       11,900      209,982      571,888      361,906    0.7
                                                                                     -----------  -----------  -----------  -----
 Passenger cars, trucks, autoparts, and commercial vehicles

Consumer Electronics
Samsung Electronics Co., Ltd  PFD ....................................        6,420    1,308,514    3,055,062    1,746,548    3.4
                                                                                     -----------  -----------  -----------  -----
 Consumer electronics, computers, and telecommunications

TOTAL KOREAN PREFERRED STOCKS .....................................................    1,518,496    3,626,950    2,108,454    4.1
                                                                                     -----------  -----------  -----------  -----

TOTAL INVESTMENTS .................................................................  $50,325,499  $87,134,034  $36,808,535   97.6
                                                                                     -----------  -----------  -----------  -----

OTHER ASSETS LESS LIABILITIES, NET ................................................               $ 2,122,950                 2.4
                                                                                                  -----------               -----

NET ASSETS ........................................................................               $89,256,984               100.0
                                                                                                  ===========               =====


+ Non-Income Producing Security
* Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $37,762,760. Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $954,225.




                        Portfolio securities and foreign currency holdings were translated at the following exchange rate as of July 31, 2006.

                        Korean won               KRW       955.10  =  $1.00

Item 2.  Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer evaluated the Registrant's disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

(a) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KOREA EQUITY FUND, INC.



By:  /s/  Hiroshi Terasaki
     --------------------------------
     Hiroshi Terasaki, President
     (Principal Executive Officer)

Date: September 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.




By: /s/  Rita Chopra-Brathwaite
    --------------------------------------
    Rita Chopra-Brathwaite, Treasurer
    (Principal Financial Officer)

Date:   September 28, 2006